Employee Benefit Plans (Assumed Healthcare Cost Trend Rates) (Details)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Before Age 65
Assumed healthcare costs trend rates
Following year	6.30%	6.40%
Ultimate rate to which cost increase is assumed to decline	4.20%	4.40%
Year in which the ultimate trend rate is reached	2086	2094
Age 65 and older
Assumed healthcare costs trend rates
Following year	10.30%	6.40%
Ultimate rate to which cost increase is assumed to decline	4.60%	4.70%
Year in which the ultimate trend rate is reached	2091	2089